Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease commitments
Operating lease rent expense	¥ 24,851	¥ 15,364	¥ 5,946
Total	38,205
Less than One Year	24,482
One to Three Years	12,240
Over Three Years	1,483
Purchase commitments
Total	25,478
Less than One Year	24,485
Over One Year	¥ 993